CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
(Loss) / profit for the period	$ (2,450)	$ (9)	$ 801	[1]
Items that may be reclassified to profit or loss
Foreign currency translation	(598)	(480)	(200)
Reclassification of accumulated foreign currency translation reserve and net investment hedge reserve to profit or loss upon disposal of foreign operation	3,414	558	0
Other	(3)	0	(3)
Items that will not be reclassified to profit or loss
Other	(16)	27	0
Other comprehensive income / (loss) for the period, net of tax	2,797	105	(203)
Total comprehensive income / (loss)	347	96	598
Attributable to:
The owners of the parent	271	(14)	513
Non-controlling interests	76	110	85
Total comprehensive income / (loss) for the period, net of tax from:
Continuing operations	188	234	(5)
Discontinued operations	$ 159	$ (138)	$ 603

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10